UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment  [ ];    Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     National Investment Services, Inc.
Address:  Suite 2350
	  777 East Wisconsin Avenue
	  Milwaukee, Wisconsin  53202

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Larry H. Haslee
Title: Secretary
Phone: (414) 765-1980

Signature, Place and Date of Signing:

/s/  Larry H. Haslee  Milwaukee, WI February 13, 2012
     -----------------------------------------------

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:              0

Form 13F Information Table Entry Total:        44

Form 13F Information Table Value Total:      78,397


List of Other Included Managers:

No.		13F File Number		Name
n/a


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIR PRODUCTS & CHEMICALS INC.  COM              009158106     1656    19443 SH       SOLE                    19290
APACHE CORPORATION             COM              037411105     1838    20291 SH       SOLE                    20135
BLACKROCK INC                  COM              09247X101     2528    14185 SH       SOLE                    14070
CATERPILLAR INC.               COM              149123101     1573    17362 SH       SOLE                    17222
CHUBB CORP.                    COM              171232101     3304    47731 SH       SOLE                    47355
COMCAST CORP. CL A             COM              20030N101     1716    72389 SH       SOLE                    71815
CONOCOPHILLIPS                 COM              20825C104     1830    25116 SH       SOLE                    24925
COVIDIEN PLC                   COM              G2554F113     1705    37889 SH       SOLE                    37595
DANAHER CORPORATION            COM              235851102     2021    42972 SH       SOLE                    42630
DARDEN RESTAURANTS, INC.       COM              237194105     1424    31238 SH       SOLE                    30990
DENTSPLY INTERNATIONAL         COM              249030107     1468    41957 SH       SOLE                    41615
DIGITAL REALTY TRUST INC       COM              253868103     1841    27610 SH       SOLE                    27390
DIRECTV                        COM              25490A101     1648    38549 SH       SOLE                    38240
EXXON MOBIL CORPORATION        COM              30231G102     3646    43010 SH       SOLE                    42675
FREEPORT-MCMORAN COPPER & GOLD COM              35671D857     1440    39151 SH       SOLE                    38834
ILLINOIS TOOL WORKS INC.       COM              452308109     1487    31831 SH       SOLE                    31570
INTERNATIONAL BUSINESS MACHINE COM              459200101     2519    13701 SH       SOLE                    13590
J P MORGAN CHASE & CO.         COM              46625H100     1938    58283 SH       SOLE                    57804
JOHNSON & JOHNSON              COM              478160104     1701    25944 SH       SOLE                    25725
KRAFT FOODS INC.               COM              50075N104     2341    62670 SH       SOLE                    62145
MACYS INC.                     COM              55616P104     1708    53062 SH       SOLE                    52633
MCDONALD'S CORPORATION         COM              580135101     2129    21218 SH       SOLE                    21051
METROPOLITAN LIFE              COM              59156R108     1338    42917 SH       SOLE                    42570
MICROSOFT CORPORATION          COM              594918104     2137    82302 SH       SOLE                    81655
MYLAN LABS                     COM              628530107     1706    79480 SH       SOLE                    78800
P G & E CORP.                  COM              69331C108     2053    49799 SH       SOLE                    49381
PEPSICO INC.                   COM              713448108     2507    37783 SH       SOLE                    37485
PFIZER INC.                    COM              717081103     1692    78198 SH       SOLE                    77485
PNC FINANCIAL SERVICES GROUP I COM              693475105     1961    34007 SH       SOLE                    33736
PROCTER & GAMBLE COMPANY       COM              742718109     1862    27916 SH       SOLE                    27685
QUALCOMM INC.                  COM              747525103     1588    29040 SH       SOLE                    28805
RAYMOND JAMES FINANCIAL CORP.  COM              754730109     1692    54656 SH       SOLE                    54213
SCHLUMBERGER LTD.              COM              806857108     1581    23149 SH       SOLE                    22980
SUNCOR ENERGY INC              COM              867224107     1193    41367 SH       SOLE                    41045
TARGET CORPORATION             COM              87612E106     1677    32739 SH       SOLE                    32420
THERMO ELECTRON CORP.          COM              883556102     1332    29627 SH       SOLE                    29395
TRAVELERS COMPANIES INC.       COM              89417E109     1666    28155 SH       SOLE                    27935
TYCO INTERNATIONAL LTD.        COM              H89128104     1814    38831 SH       SOLE                    38520
UNITED PARCEL SERVICE          COM              911312106     1533    20948 SH       SOLE                    20750
UNITED TECHNOLOGIES CORPORATIO COM              913017109     2031    27784 SH       SOLE                    27545
VISA INC.                      COM              92826C839      211     2081 SH       SOLE                     1887
WALT DISNEY COMPANY            COM              254687106     1597    42582 SH       SOLE                    42245
WELLS FARGO & COMPANY          COM              949746101     1765    64032 SH       SOLE                    63530